Annual Fund Operating Expenses - First Trust RBA American Industrial Renaissance ETF - First Trust RBA American Industrial Renaissance ETF	Feb. 01, 2021
Operating Expenses:
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.70%